UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
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Oil, Gas & Consumable Fuels                                                12.4%
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Pharmaceuticals                                                             7.2
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Computers & Peripherals                                                     6.0
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Health Care Providers & Services                                            5.5
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Insurance                                                                   5.2
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Diversified Financial Services                                              4.6
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Aerospace & Defense                                                         4.3
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Software                                                                    4.3
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Communications Equipment                                                    3.9
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Media                                                                       3.4

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
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Exxon Mobil Corp.                                                           5.0%
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Microsoft Corp.                                                             3.1
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Chevron Corp.                                                               2.6
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International Business Machines Corp.                                       2.4
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Cisco Systems, Inc.                                                         2.4
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Pfizer, Inc.                                                                2.2
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Johnson & Johnson                                                           2.2
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Altria Group, Inc.                                                          2.1
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General Electric Co.                                                        1.9
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.7

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

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                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

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SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                    Information Technology              20.8%
                    Financials                          17.4
                    Health Care                         14.7
                    Energy                              13.5
                    Industrials                          9.3
                    Consumer Staples                     8.1
                    Consumer Discretionary               8.0
                    Telecommunication Services           3.3
                    Materials                            2.6
                    Utilities                            2.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of common stocks.

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                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended July 31, 2007, Oppenheimer Main Street Opportunity Fund produced total returns that were lower than its benchmark, the Russell 3000 Index, and its peer group, the Lipper Multi-Cap Core category. The Fund's results were limited by its emphasis on stocks with market capitalizations toward the larger end of the range, including holdings in the mega-cap category. This positioning exposed the Fund to the full brunt of relative weakness among very large companies. In addition, a generally underweighted position in mid-cap stocks prevented the Fund from participating more fully in relative strength among mid-cap companies.

      The Fund achieved better relative performance from its sector allocation strategies. Most significantly, the Fund's relatively light exposure to the financials sector helped it dampen the effects of weakness among commercial banks and other financial services firms. Conversely, relatively heavy exposure to information technology companies proved to be rewarding. These favorable sector allocations were offset to a degree by a slightly underweighted position among industrial stocks and poor timing in making weighting changes within the energy sector.

      The Fund's security selection strategies had relatively little impact on the Fund's relative performance during the reporting period. Strong results from individual stock picks in the consumer staples, energy and materials sectors were balanced by more disappointing results in the health care and consumer discretionary areas.

      As of the end of the reporting period, the Fund's weighted average market capitalization has climbed to its highest level since the Fund's inception, which we believe reflects the potential of mega-cap stocks compared to other capitalization ranges. Our models have found a larger number of opportunities among information technology, health care and energy stocks, and relatively few in the industrials, financials and consumer discretionary sectors. As always, the Fund has remained fully invested and committed to our quantitative approach to investing.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. In the case of Class A, Class B, Class C and Class Y, performance is measured from inception of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares,


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of large-capitalization U.S. companies. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Opportunity Fund(R) (Class A)
   Russell 3000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Main
                 Street Opportunity   Russell 3000
                  Fund(R) (Class A)       Index
09/25/2000            $  9,425          $ 10,000
10/31/2000            $  9,218          $  9,858
01/31/2001            $  9,714          $  9,411
04/30/2001            $  9,638          $  8,635
07/31/2001            $  9,874          $  8,403
10/31/2001            $  9,214          $  7,377
01/31/2002            $ 10,015          $  7,956
04/30/2002            $ 10,459          $  7,708
07/31/2002            $  8,752          $  6,508
10/31/2002            $  8,544          $  6,318
01/31/2003            $  8,346          $  6,167
04/30/2003            $  8,931          $  6,629
07/31/2003            $ 10,091          $  7,288
10/31/2003            $ 11,270          $  7,815
01/31/2004            $ 12,345          $  8,457
04/30/2004            $ 11,986          $  8,294
07/31/2004            $ 11,968          $  8,258
10/31/2004            $ 12,383          $  8,557
01/31/2005            $ 13,062          $  9,027
04/30/2005            $ 12,816          $  8,873
07/31/2005            $ 13,901          $  9,654
10/31/2005            $ 13,758          $  9,465
01/31/2006            $ 14,902          $ 10,171
04/30/2006            $ 15,360          $ 10,477
07/31/2006            $ 14,945          $ 10,150
10/31/2006            $ 16,009          $ 11,014
01/31/2007            $ 16,764          $ 11,605
04/30/2007            $ 17,346          $ 11,994
07/31/2007            $ 17,167          $ 11,783

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   8.26%     5-Year   13.08%     Since Inception (9/25/00)   8.21%


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Opportunity Fund(R) (Class B)
   Russell 3000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Main
                 Street Opportunity   Russell 3000
                  Fund(R) (Class B)       Index
09/25/2000            $ 10,000          $ 10,000
10/31/2000            $  9,780          $  9,858
01/31/2001            $ 10,280          $  9,411
04/30/2001            $ 10,180          $  8,635
07/31/2001            $ 10,400          $  8,403
10/31/2001            $  9,700          $  7,377
01/31/2002            $ 10,520          $  7,956
04/30/2002            $ 10,960          $  7,708
07/31/2002            $  9,150          $  6,508
10/31/2002            $  8,920          $  6,318
01/31/2003            $  8,700          $  6,167
04/30/2003            $  9,290          $  6,629
07/31/2003            $ 10,470          $  7,288
10/31/2003            $ 11,670          $  7,815
01/31/2004            $ 12,760          $  8,457
04/30/2004            $ 12,360          $  8,294
07/31/2004            $ 12,310          $  8,258
10/31/2004            $ 12,720          $  8,557
01/31/2005            $ 13,378          $  9,027
04/30/2005            $ 13,107          $  8,873
07/31/2005            $ 14,178          $  9,654
10/31/2005            $ 14,016          $  9,465
01/31/2006            $ 15,142          $ 10,171
04/30/2006            $ 15,578          $ 10,477
07/31/2006            $ 15,119          $ 10,150
10/31/2006            $ 16,184          $ 11,014
01/31/2007            $ 16,947          $ 11,605
04/30/2007            $ 17,535          $ 11,994
07/31/2007            $ 17,354          $ 11,783

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   9.03%     5-Year   13.27%     Since Inception (9/25/00)   8.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Opportunity Fund(R) (Class C)
   Russell 3000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Main
                 Street Opportunity   Russell 3000
                  Fund(R) (Class C)       Index
09/25/2000            $ 10,000          $ 10,000
10/31/2000            $  9,780          $  9,858
01/31/2001            $ 10,280          $  9,411
04/30/2001            $ 10,180          $  8,635
07/31/2001            $ 10,400          $  8,403
10/31/2001            $  9,690          $  7,377
01/31/2002            $ 10,510          $  7,956
04/30/2002            $ 10,960          $  7,708
07/31/2002            $  9,150          $  6,508
10/31/2002            $  8,920          $  6,318
01/31/2003            $  8,700          $  6,167
04/30/2003            $  9,290          $  6,629
07/31/2003            $ 10,480          $  7,288
10/31/2003            $ 11,680          $  7,815
01/31/2004            $ 12,780          $  8,457
04/30/2004            $ 12,380          $  8,294
07/31/2004            $ 12,340          $  8,258
10/31/2004            $ 12,750          $  8,557
01/31/2005            $ 13,418          $  9,027
04/30/2005            $ 13,147          $  8,873
07/31/2005            $ 14,228          $  9,654
10/31/2005            $ 14,055          $  9,465
01/31/2006            $ 15,192          $ 10,171
04/30/2006            $ 15,640          $ 10,477
07/31/2006            $ 15,181          $ 10,150
10/31/2006            $ 16,233          $ 11,014
01/31/2007            $ 16,973          $ 11,605
04/30/2007            $ 17,523          $ 11,994
07/31/2007            $ 17,313          $ 11,783

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   13.04%     5-Year   13.60%     Since Inception (9/25/00)   8.34%


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Opportunity Fund(R) (Class N)
   Russell 3000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Main
                 Street Opportunity   Russell 3000
                  Fund(R) (Class N)       Index
03/01/2001            $ 10,000          $ 10,000
04/30/2001            $ 10,376          $ 10,098
07/31/2001            $ 10,620          $  9,827
10/31/2001            $  9,909          $  8,627
01/31/2002            $ 10,762          $  9,304
04/30/2002            $ 11,220          $  9,014
07/31/2002            $  9,380          $  7,611
10/31/2002            $  9,157          $  7,389
01/31/2003            $  8,943          $  7,212
04/30/2003            $  9,563          $  7,753
07/31/2003            $ 10,793          $  8,523
10/31/2003            $ 12,053          $  9,139
01/31/2004            $ 13,191          $  9,891
04/30/2004            $ 12,795          $  9,700
07/31/2004            $ 12,764          $  9,657
10/31/2004            $ 13,191          $ 10,008
01/31/2005            $ 13,899          $ 10,557
04/30/2005            $ 13,624          $ 10,377
07/31/2005            $ 14,758          $ 11,290
10/31/2005            $ 14,593          $ 11,069
01/31/2006            $ 15,794          $ 11,894
04/30/2006            $ 16,274          $ 12,253
07/31/2006            $ 15,805          $ 11,871
10/31/2006            $ 16,924          $ 12,881
01/31/2007            $ 17,701          $ 13,572
04/30/2007            $ 18,300          $ 14,027
07/31/2007            $ 18,109          $ 13,780

AVERAGE ANNUAL TOTAL R$ETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   13.57%     5-Year   14.06%     Since Inception (3/1/01)   9.70%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Opportunity Fund(R) (Class Y)
   Russell 3000 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Main
                 Street Opportunity   Russell 3000
                  Fund(R) (Class Y)       Index
09/25/2000            $ 10,000          $ 10,000
10/31/2000            $  9,780          $  9,858
01/31/2001            $ 10,314          $  9,411
04/30/2001            $ 10,233          $  8,635
07/31/2001            $ 10,494          $  8,403
10/31/2001            $  9,803          $  7,377
01/31/2002            $ 10,654          $  7,956
04/30/2002            $ 11,135          $  7,708
07/31/2002            $  9,322          $  6,508
10/31/2002            $  9,112          $  6,318
01/31/2003            $  8,912          $  6,167
04/30/2003            $  9,553          $  6,629
07/31/2003            $ 10,804          $  7,288
10/31/2003            $ 12,086          $  7,815
01/31/2004            $ 13,247          $  8,457
04/30/2004            $ 12,877          $  8,294
07/31/2004            $ 12,877          $  8,258
10/31/2004            $ 13,338          $  8,557
01/31/2005            $ 14,077          $  9,027
04/30/2005            $ 13,826          $  8,873
07/31/2005            $ 14,992          $  9,654
10/31/2005            $ 14,862          $  9,465
01/31/2006            $ 16,103          $ 10,171
04/30/2006            $ 16,626          $ 10,477
07/31/2006            $ 16,183          $ 10,150
10/31/2006            $ 17,353          $ 11,014
01/31/2007            $ 18,194          $ 11,605
04/30/2007            $ 18,828          $ 11,994
07/31/2007            $ 18,661          $ 11,783

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 7/31/07

1-Year   15.31%     5-Year   14.89%     Since Inception (9/25/00)   9.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, MAY BE WORTH WHEN REDEEMED, MORE OR LESS THAN THEIR CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN ORIGINAL COST. THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED AND THE APPLICABLE SALES CHARGE: FOR DISTRIBUTIONS, CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

"hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                          BEGINNING         ENDING            EXPENSES
                          ACCOUNT           ACCOUNT           PAID DURING
                          VALUE             VALUE             6 MONTHS ENDED
                          (2/1/07)          (7/31/07)         JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual            $ 1,000.00        $ 1,024.00        $ 5.28
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00          1,019.59          5.27
--------------------------------------------------------------------------------
Class B Actual              1,000.00          1,020.10          9.31
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00          1,015.62          9.29
--------------------------------------------------------------------------------
Class C Actual              1,000.00          1,020.00          9.00
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00          1,015.92          8.99
--------------------------------------------------------------------------------
Class N Actual              1,000.00          1,023.00          6.95
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00          1,017.95          6.93
--------------------------------------------------------------------------------
Class Y Actual              1,000.00          1,025.60          3.42
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00          1,021.42          3.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 1.05%
---------------------------------
Class B                 1.85
---------------------------------
Class C                 1.79
---------------------------------
Class N                 1.38
---------------------------------
Class Y                 0.68

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
American Axle &
Manufacturing
Holdings, Inc.                                       17,500    $        423,500
--------------------------------------------------------------------------------
Gentex Corp.                                         67,600           1,334,424
--------------------------------------------------------------------------------
Lear Corp. 1                                         32,200           1,081,276
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                      18,500             653,050
--------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                     29,300             963,091
                                                               -----------------
                                                                      4,455,341

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
DeVry, Inc.                                          35,400           1,146,960
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                     10,900           1,151,694
--------------------------------------------------------------------------------
Matthews
International Corp.,
Cl. A                                                11,300             432,338
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 1                                      6,400             337,280
--------------------------------------------------------------------------------
Regis Corp.                                          11,900             414,834
--------------------------------------------------------------------------------
Service Corp.
International                                        96,200           1,165,944
--------------------------------------------------------------------------------
Strayer Education, Inc.                               3,600             545,508
                                                               -----------------
                                                                      5,194,558

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Applebee's
International, Inc.                                  16,000             393,600
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                12,900             418,605
--------------------------------------------------------------------------------
Burger King
Holdings, Inc.                                       41,700           1,012,893
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                               12,200             360,022
--------------------------------------------------------------------------------
Chipotle Mexican
Grill, Inc., Cl. B 1                                 15,505           1,259,471
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                    32,100           1,366,497
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                              15,900           1,017,441
--------------------------------------------------------------------------------
Marriott
International, Inc.,
Cl. A                                               101,600           4,221,480

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
McDonald's Corp.                                    409,400    $     19,597,978
--------------------------------------------------------------------------------
Starwood Hotels &
Resorts Worldwide,
Inc.                                                 64,700           4,073,512
--------------------------------------------------------------------------------
Wendy's
International, Inc.                                  60,400           2,115,812
--------------------------------------------------------------------------------
Wyndham
Worldwide Corp. 1                                    43,800           1,473,870
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                   375,800          12,040,632
                                                               -----------------
                                                                     49,351,813

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings
Corp., Cl. A                                         19,100             472,343
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                         1,600             925,568
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 2                                39,700           1,236,655
--------------------------------------------------------------------------------
Tupperware Brands
Corp.                                                18,100             470,781
                                                               -----------------
                                                                      3,105,347

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Blue Nile, Inc. 1                                     6,300             476,343
--------------------------------------------------------------------------------
Expedia, Inc. 1                                      56,288           1,497,824
--------------------------------------------------------------------------------
Liberty Media
Holding
Corp.-Interactive,
Series A 1                                          117,500           2,461,625
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                              16,700           1,065,460
                                                               -----------------
                                                                      5,501,252

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Brunswick Corp.                                      38,000           1,062,480
--------------------------------------------------------------------------------
Callaway Golf Co.                                    25,900             420,357
--------------------------------------------------------------------------------
Hasbro, Inc.                                         40,900           1,146,018
--------------------------------------------------------------------------------
Polaris Industries, Inc. 2                            8,500             419,560
--------------------------------------------------------------------------------
RC2 Corp. 1                                          10,200             361,182
                                                               -----------------
                                                                      3,409,597

--------------------------------------------------------------------------------
MEDIA--3.4%
Belo Corp., Cl. A                                    23,100             413,490
--------------------------------------------------------------------------------
CBS Corp., Cl. B                                    602,000          19,095,440


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Clear Channel
Communications, Inc.                                633,600    $     23,379,840
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                              3,600              46,620
--------------------------------------------------------------------------------
DreamWorks
Animation SKG, Inc. 1                                33,200           1,029,200
--------------------------------------------------------------------------------
EchoStar
Communications
Corp., Cl. A 1                                      225,600           9,540,624
--------------------------------------------------------------------------------
Entravision
Communications
Corp. 1                                              45,400             424,944
--------------------------------------------------------------------------------
Gannett Co., Inc.                                   239,942          11,973,106
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                 22,300           1,001,939
--------------------------------------------------------------------------------
Global Sources Ltd. 1                                11,900             226,338
--------------------------------------------------------------------------------
Idearc, Inc.                                         39,845           1,383,020
--------------------------------------------------------------------------------
Journal
Communications, Inc.                                 33,400             353,706
--------------------------------------------------------------------------------
Liberty Media
Holding
Corp.-Capital,
Series A 1                                           33,718           3,859,025
--------------------------------------------------------------------------------
Lin TV Corp. 1                                       24,400             369,416
--------------------------------------------------------------------------------
Marvel
Entertainment, Inc. 1,2                              16,700             404,641
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                 210,200          10,903,074
--------------------------------------------------------------------------------
Regal Entertainment
Group                                                46,200             988,218
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A                                   30,500             397,720
--------------------------------------------------------------------------------
Tribune Co.                                          36,372           1,016,961
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                               461,164          17,662,581
--------------------------------------------------------------------------------
Walt Disney Co. (The)                             1,210,000          39,930,000
                                                               -----------------
                                                                    144,399,903

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
Big Lots, Inc. 1                                     65,900           1,704,174
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                           58,500           2,238,210
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                           72,200           2,138,564
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                       166,900          11,355,876
--------------------------------------------------------------------------------
Kohl's Corp. 1                                      118,600           7,210,880

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Macy's, Inc.                                        431,500    $     15,564,205
--------------------------------------------------------------------------------
Nordstrom, Inc.                                     220,600          10,496,148
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                               74,200          10,149,818
--------------------------------------------------------------------------------
Target Corp.                                         68,500           4,149,045
                                                               -----------------
                                                                     65,006,920

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Aeropostale, Inc. 1                                  24,800             944,384
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                     15,400           1,952,874
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                 29,200             979,660
--------------------------------------------------------------------------------
Buckle, Inc. (The)                                   13,300             464,835
--------------------------------------------------------------------------------
Gymboree Corp. 1                                     11,100             477,855
--------------------------------------------------------------------------------
Home Depot, Inc.                                    496,000          18,436,320
--------------------------------------------------------------------------------
J. Crew Group, Inc. 1                                20,600           1,036,180
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 74,300           1,854,528
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack                                           25,100             424,943
--------------------------------------------------------------------------------
RadioShack Corp.                                     48,400           1,216,292
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                33,000             640,530
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                 21,600           1,505,304
--------------------------------------------------------------------------------
Sonic
Automotive, Inc. 2                                   16,400             449,360
--------------------------------------------------------------------------------
Stage Stores, Inc.                                   21,200             378,208
--------------------------------------------------------------------------------
Tiffany & Co.                                        29,100           1,404,075
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                379,400          10,528,350
                                                               -----------------
                                                                     42,693,698

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Columbia
Sportswear Co.                                       15,500             971,850
--------------------------------------------------------------------------------
Deckers Outdoor
Corp. 1                                               6,100             628,910
--------------------------------------------------------------------------------
Movado Group, Inc.                                   13,600             384,064
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                   190,100          10,731,145
--------------------------------------------------------------------------------
UniFirst Corp.                                        9,500             356,820
--------------------------------------------------------------------------------
Warnaco Group, Inc.
(The) 1                                              12,000             433,320
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                           16,000             432,960
                                                               -----------------
                                                                     13,939,069


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                 699,800    $     36,466,578
--------------------------------------------------------------------------------
Pepsi Bottling
Group, Inc. (The)                                    40,400           1,351,784
--------------------------------------------------------------------------------
PepsiCo, Inc.                                       564,000          37,009,680
                                                               -----------------
                                                                     74,828,042

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
BJ's Wholesale
Club, Inc. 1                                         17,900             607,884
--------------------------------------------------------------------------------
Costco Wholesale
Corp.                                               223,100          13,341,380
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                                13,300             389,557
--------------------------------------------------------------------------------
Kroger Co. (The)                                    618,100          16,045,876
--------------------------------------------------------------------------------
Performance Food
Group Co. 1                                          14,900             427,034
--------------------------------------------------------------------------------
Safeway, Inc.                                       427,500          13,624,425
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      36,700           1,529,289
                                                               -----------------
                                                                     45,965,445

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
Campbell Soup Co.                                   166,900           6,146,927
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                 467,500          11,851,125
--------------------------------------------------------------------------------
Dean Foods Co.                                       39,000           1,122,030
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                  21,150             433,575
--------------------------------------------------------------------------------
Fresh Del Monte
Produce, Inc.                                        18,900             484,785
--------------------------------------------------------------------------------
General Mills, Inc.                                 226,600          12,603,492
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                    253,800          11,106,288
--------------------------------------------------------------------------------
J.M. Smucker Co.
(The)                                                20,400           1,138,524
--------------------------------------------------------------------------------
Kellogg Co.                                         208,400          10,797,204
--------------------------------------------------------------------------------
Sara Lee Corp.                                      906,000          14,360,100
--------------------------------------------------------------------------------
Seaboard Corp.                                          300             600,000
--------------------------------------------------------------------------------
Tyson Foods, Inc.,
Cl. A                                                66,700           1,420,710
                                                               -----------------
                                                                     72,064,760

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The)                                     26,400           1,596,144
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                44,000           2,904,000

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Energizer
Holdings, Inc. 1                                     16,600    $      1,674,940
--------------------------------------------------------------------------------
Procter &
Gamble Co. (The)                                    799,967          49,485,959
                                                               -----------------
                                                                     55,661,043

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Alberto-Culver Co.                                   45,700           1,074,864
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                    27,700           1,247,054
--------------------------------------------------------------------------------
NBTY, Inc. 1                                         31,600           1,375,864
--------------------------------------------------------------------------------
Playtex Products, Inc. 1                             31,800             569,538
                                                               -----------------
                                                                      4,267,320

--------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                1,330,200          88,418,394
--------------------------------------------------------------------------------
Loews Corp./Carolina
Group                                                20,400           1,546,116
--------------------------------------------------------------------------------
Universal Corp.                                       8,200             452,722
--------------------------------------------------------------------------------
UST, Inc.                                            29,100           1,558,305
                                                               -----------------
                                                                     91,975,537

--------------------------------------------------------------------------------
ENERGY--13.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Atwood
Oceanics, Inc. 1                                     11,100             761,460
--------------------------------------------------------------------------------
Dresser-Rand
Group, Inc. 1                                        31,000           1,150,100
--------------------------------------------------------------------------------
Global Industries Ltd. 1                             50,900           1,318,310
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                    58,600             434,226
--------------------------------------------------------------------------------
Gulfmark
Offshore, Inc. 1                                     10,000             469,800
--------------------------------------------------------------------------------
Hercules
Offshore, Inc. 1,2                                   14,100             423,282
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                11,200             489,888
--------------------------------------------------------------------------------
Parker Drilling Co. 1                                 7,000              65,940
--------------------------------------------------------------------------------
Schlumberger Ltd.                                   389,500          36,893,440
--------------------------------------------------------------------------------
Superior Energy
Services, Inc. 1                                     28,900           1,165,248
--------------------------------------------------------------------------------
Tidewater, Inc.                                      28,000           1,915,760
                                                               -----------------
                                                                     45,087,454


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--12.4%
Alon USA Energy, Inc.                                12,200    $        435,174
--------------------------------------------------------------------------------
Alpha Natural
Resources, Inc. 1                                    24,000             428,400
--------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                               414,000          20,836,620
--------------------------------------------------------------------------------
Apache Corp.                                        236,500          19,118,660
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A                                           12,500             465,125
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                62,600           2,130,904
--------------------------------------------------------------------------------
Chevron Corp.                                     1,278,371         108,993,911
--------------------------------------------------------------------------------
ConocoPhillips                                      657,443          53,147,692
--------------------------------------------------------------------------------
Continental
Resources, Inc. 1                                    26,600             418,418
--------------------------------------------------------------------------------
Delek US
Holdings, Inc.                                       16,400             434,272
--------------------------------------------------------------------------------
Devon Energy Corp.                                   56,300           4,200,543
--------------------------------------------------------------------------------
Enbridge Energy
Management LLC 1                                          1                  13
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                 2,493,800         212,297,194
--------------------------------------------------------------------------------
Frontier Oil Corp.                                   36,100           1,398,153
--------------------------------------------------------------------------------
Frontline Ltd.                                       24,400           1,123,376
--------------------------------------------------------------------------------
Hess Corp.                                           60,600           3,708,720
--------------------------------------------------------------------------------
Holly Corp.                                          25,000           1,684,750
--------------------------------------------------------------------------------
Marathon Oil Corp.                                  490,200          27,059,040
--------------------------------------------------------------------------------
Massey Energy Co.                                    19,600             418,460
--------------------------------------------------------------------------------
Noble Energy, Inc.                                   33,000           2,017,620
--------------------------------------------------------------------------------
Occidental
Petroleum Corp.                                     540,200          30,640,144
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                          32,300           2,506,157
--------------------------------------------------------------------------------
Paramount
Resources Ltd., Cl. A 1                              41,100             688,082
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                        28,800           1,310,400
--------------------------------------------------------------------------------
Rosetta Resources,
Inc. 1                                               18,200             327,782
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                 13,200             429,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                         24,000           1,601,280
--------------------------------------------------------------------------------
Tesoro Corp.                                         32,800           1,633,440
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                 226,900             329,673

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Tusk Energy Corp. 1,3                               258,700    $        375,876
--------------------------------------------------------------------------------
USEC, Inc. 1                                         14,800             248,492
--------------------------------------------------------------------------------
Valero Energy Corp.                                 366,800          24,579,268
                                                               -----------------
                                                                    524,986,639

--------------------------------------------------------------------------------
FINANCIALS--17.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.9%
Ameriprise
Financial, Inc.                                     362,440          21,844,259
--------------------------------------------------------------------------------
Ares Capital Corp. 2                                 24,400             380,396
--------------------------------------------------------------------------------
Bank of New York
Mellon Corp.                                        385,378          16,397,834
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                           91,000          11,031,020
--------------------------------------------------------------------------------
GAMCO Investors,
Inc., Cl. A                                           8,900             462,266
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                   123,900          23,335,326
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                          61,700           1,854,702
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.                                                298,400          22,141,280
--------------------------------------------------------------------------------
Morgan Stanley                                      362,500          23,152,875
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                 13,500             419,310
                                                               -----------------
                                                                    121,019,268

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
Citizens Republic
Bancorp, Inc.                                        25,800             415,380
--------------------------------------------------------------------------------
Comerica, Inc.                                       29,400           1,548,204
--------------------------------------------------------------------------------
Fifth Third Bancorp                                 337,100          12,435,619
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                     74,000           1,420,800
--------------------------------------------------------------------------------
International
Bancshares Corp.                                      9,000             198,270
--------------------------------------------------------------------------------
KeyCorp                                              75,100           2,605,219
--------------------------------------------------------------------------------
M&T Bank Corp.                                       13,800           1,466,802
--------------------------------------------------------------------------------
Park National Corp. 2                                 5,400             429,030
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                188,600          14,767,380
--------------------------------------------------------------------------------
SVB Financial Group 1                                 8,100             426,708
--------------------------------------------------------------------------------
TCF Financial Corp.                                  42,700           1,049,993


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
U.S. Bancorp                                        594,700    $     17,811,265
--------------------------------------------------------------------------------
Wachovia Corp.                                      647,962          30,590,286
--------------------------------------------------------------------------------
Webster Financial
Corp.                                                25,700           1,116,922
--------------------------------------------------------------------------------
Wells Fargo & Co.                                 1,163,100          39,277,887
                                                               -----------------
                                                                    125,559,765

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Advanta Corp., Cl. B                                 16,100             413,126
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                88,500           1,800,090
--------------------------------------------------------------------------------
Discover Financial
Services 1                                          183,900           4,238,895
                                                               -----------------
                                                                      6,452,111

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America
Corp.                                             1,545,241          73,275,329
--------------------------------------------------------------------------------
CIT Group, Inc.                                      31,700           1,305,406
--------------------------------------------------------------------------------
Citigroup, Inc.                                   1,463,600          68,159,852
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                       1,186,752          52,228,956
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc.                                      7,000             365,750
                                                               -----------------
                                                                    195,335,293

--------------------------------------------------------------------------------
INSURANCE--5.2%
ACE Ltd.                                             83,800           4,836,936
--------------------------------------------------------------------------------
Allstate Corp.                                      440,800          23,428,520
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                          19,100           1,282,565
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                          32,500             912,925
--------------------------------------------------------------------------------
American
International Group,
Inc.                                                756,400          48,545,752
--------------------------------------------------------------------------------
Aon Corp.                                            59,400           2,378,376
--------------------------------------------------------------------------------
Arch Capital Group
Ltd. 1                                               16,500           1,149,390
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                        41,300           1,009,785
--------------------------------------------------------------------------------
Assurant, Inc.                                       38,700           1,962,864
--------------------------------------------------------------------------------
Assured Guaranty
Ltd.                                                 15,600             379,704

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Chubb Corp.                                         388,100    $     19,564,121
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                33,400           1,309,280
--------------------------------------------------------------------------------
CNA Financial Corp.                                 129,800           5,389,296
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The)                                           31,000             890,630
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                13,800           1,355,850
--------------------------------------------------------------------------------
FBL Financial Group,
Inc., Cl. A                                          11,400             401,166
--------------------------------------------------------------------------------
Fidelity National Title
Group, Inc., Cl. A                                   58,000           1,211,620
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                         567,900          17,332,308
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                      20,700             369,081
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                        9,400             413,976
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                    16,700             414,327
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc. 2                               5,800             444,222
--------------------------------------------------------------------------------
Lincoln National Corp.                               35,000           2,111,200
--------------------------------------------------------------------------------
Loews Corp.                                          42,200           2,000,280
--------------------------------------------------------------------------------
Max Capital Group
Ltd.                                                 17,100             446,481
--------------------------------------------------------------------------------
MBIA, Inc. 2                                         26,400           1,481,040
--------------------------------------------------------------------------------
MetLife, Inc.                                       158,900           9,568,958
--------------------------------------------------------------------------------
Midland Co. (The)                                     9,600             456,192
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                21,900           1,246,329
--------------------------------------------------------------------------------
Odyssey Re Holdings
Corp.                                                26,100             918,720
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                  14,800             642,468
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                              16,500           1,171,995
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                             31,500             434,385
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                        13,100             434,920
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                   312,300          17,610,597
--------------------------------------------------------------------------------
ProAssurance Corp. 1                                  8,200             404,916
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                      6,700             357,177


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
RenaissanceRe
Holdings Ltd.                                        21,100    $      1,213,250
--------------------------------------------------------------------------------
RLI Corp.                                             7,900             458,200
--------------------------------------------------------------------------------
Safeco Corp.                                         24,000           1,403,280
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                          22,700           1,065,992
--------------------------------------------------------------------------------
Transatlantic
Holdings, Inc.                                       10,900             797,335
--------------------------------------------------------------------------------
Travelers Cos., Inc.
(The)                                               416,400          21,144,792
--------------------------------------------------------------------------------
United America
Indemnity Ltd., Cl. A 1                              18,600             399,528
--------------------------------------------------------------------------------
United Fire &
Casualty Co.                                         11,900             409,598
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                    15,700             312,587
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                              230,400          17,938,944
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                      10,400             419,744
                                                               -----------------
                                                                    219,831,602

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth
Properties, Inc.                                     58,100           2,787,638
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                             11,800           1,295,404
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1                            2,100              63,693
                                                               -----------------
                                                                      1,359,097

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Astoria Financial Corp.                              43,600           1,026,780
--------------------------------------------------------------------------------
Fannie Mae                                          538,700          32,235,808
--------------------------------------------------------------------------------
Freddie Mac                                         133,700           7,656,999
--------------------------------------------------------------------------------
Hudson City
Bancorp, Inc.                                       119,600           1,461,512
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                    10,700             561,964
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                44,600           1,519,522
--------------------------------------------------------------------------------
Radian Group, Inc.                                   54,800           1,847,308
--------------------------------------------------------------------------------
Washington
Mutual, Inc.                                        490,100          18,393,453
                                                               -----------------
                                                                     64,703,346

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--14.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Amgen, Inc. 1                                       366,500    $     19,695,710
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                  60,600           3,426,324
--------------------------------------------------------------------------------
Genentech, Inc. 1                                   116,300           8,650,394
                                                               -----------------
                                                                     31,772,428

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Analogic Corp.                                        6,400             424,896
--------------------------------------------------------------------------------
Baxter
International, Inc.                                 163,500           8,600,100
--------------------------------------------------------------------------------
ConMed Corp. 1                                       14,100             393,390
--------------------------------------------------------------------------------
Covidien Ltd. 1                                     178,800           7,321,860
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                       28,100           2,103,285
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                              22,500           1,034,100
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                             18,300           1,125,084
--------------------------------------------------------------------------------
Medtronic, Inc.                                     338,200          17,136,594
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                                     11,300             252,329
--------------------------------------------------------------------------------
Steris Corp.                                         16,300             445,805
--------------------------------------------------------------------------------
Zimmer
Holdings, Inc. 1                                    164,100          12,760,416
                                                               -----------------
                                                                     51,597,859

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.5%
Aetna, Inc.                                         521,300          25,058,891
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                48,600           2,289,546
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                        16,200             424,764
--------------------------------------------------------------------------------
Cardinal Health, Inc.                               115,600           7,598,388
--------------------------------------------------------------------------------
Chemed Corp.                                          9,700             613,816
--------------------------------------------------------------------------------
CIGNA Corp.                                         303,100          15,652,084
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                      29,500           1,147,550
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                         31,100           1,735,691
--------------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1                                 16,400             639,764
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                             206,900          10,371,897


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Health Net, Inc. 1                                   26,500    $      1,312,810
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                 24,300             415,530
--------------------------------------------------------------------------------
Humana, Inc. 1                                       42,400           2,717,416
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                   23,600           1,742,860
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                    9,000             319,590
--------------------------------------------------------------------------------
McKesson Corp.                                      339,300          19,597,968
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                   270,000          21,942,900
--------------------------------------------------------------------------------
PSS World
Medical, Inc. 1                                      23,800             410,074
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                       11,600             461,216
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                       1,270,750          61,542,423
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                        13,700           1,387,262
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                   723,390          54,341,057
                                                               -----------------
                                                                    231,723,497

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Eclipsys Corp. 1                                     20,300             441,119
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Dionex Corp. 1                                        6,100             414,861
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                   18,500           1,328,300
--------------------------------------------------------------------------------
Parexel International
Corp. 1                                              10,500             424,515
--------------------------------------------------------------------------------
Varian, Inc. 1                                        7,800             469,092
                                                               -----------------
                                                                      2,636,768

--------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
Abbott Laboratories                                 442,000          22,404,980
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                16,700             413,993
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                          674,200          19,154,022
--------------------------------------------------------------------------------
Eli Lilly & Co.                                     337,600          18,260,784
--------------------------------------------------------------------------------
Forest Laboratories,
Inc. 1                                              271,700          10,922,340
--------------------------------------------------------------------------------
Johnson & Johnson                                 1,509,200          91,306,600
--------------------------------------------------------------------------------
K-V Pharmaceutical
Co., Cl. A 1                                         16,000             437,440

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
King Pharmaceuticals,
Inc. 1                                               71,200    $      1,211,112
--------------------------------------------------------------------------------
Merck & Co., Inc.                                   497,700          24,710,805
--------------------------------------------------------------------------------
Par Pharmaceutical
Cos., Inc. 1                                         16,900             400,361
--------------------------------------------------------------------------------
Perrigo Co.                                          25,800             481,170
--------------------------------------------------------------------------------
Pfizer, Inc.                                      3,912,900          91,992,279
--------------------------------------------------------------------------------
Schering-Plough Corp.                               123,800           3,533,252
--------------------------------------------------------------------------------
Wyeth                                               389,700          18,908,244
                                                               -----------------
                                                                    304,137,382

--------------------------------------------------------------------------------
INDUSTRIALS--9.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Boeing Co.                                          271,700          28,101,931
--------------------------------------------------------------------------------
Ceradyne, Inc. 1                                      6,600             492,558
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                 10,300             448,771
--------------------------------------------------------------------------------
DynCorp
International, Inc.,
Cl. A 1                                              19,800             421,938
--------------------------------------------------------------------------------
General Dynamics
Corp.                                               100,800           7,918,848
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                 492,700          28,335,177
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                       48,100           4,692,636
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                               285,800          28,145,584
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                               335,200          25,508,720
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                             19,600             415,324
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                78,400          10,745,504
--------------------------------------------------------------------------------
Raytheon Co.                                        416,400          23,051,904
--------------------------------------------------------------------------------
United Technologies
Corp.                                               342,500          24,992,225
                                                               -----------------
                                                                    183,271,120

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Hub Group, Inc., Cl. A 1                             14,400             489,888
--------------------------------------------------------------------------------
United Parcel
Service, Inc., Cl. B                                221,200          16,749,264
                                                               -----------------
                                                                     17,239,152


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Lennox
International, Inc.                                  27,800    $      1,064,740
--------------------------------------------------------------------------------
NCI Building
Systems, Inc. 1,2                                     8,700             420,732
                                                               -----------------
                                                                      1,485,472

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
ABM Industries, Inc.                                 18,400             462,944
--------------------------------------------------------------------------------
Administaff, Inc.                                    12,800             418,560
--------------------------------------------------------------------------------
Allied Waste
Industries, Inc. 1                                   91,000           1,171,170
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                      6,200             408,642
--------------------------------------------------------------------------------
Deluxe Corp.                                         25,300             955,328
--------------------------------------------------------------------------------
Donnelley (R.R.) &
Sons Co.                                             44,400           1,876,344
--------------------------------------------------------------------------------
G&K Services, Inc.,
Cl. A                                                 5,200             193,752
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                                 9,100             489,034
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                   25,100           1,190,242
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                      50,400             698,544
--------------------------------------------------------------------------------
Knoll, Inc.                                          21,500             425,915
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                      19,500             460,785
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                  23,200             546,592
--------------------------------------------------------------------------------
M&F Worldwide
Corp. 1                                               7,400             431,716
--------------------------------------------------------------------------------
Manpower, Inc.                                       18,600           1,470,330
--------------------------------------------------------------------------------
Republic Services, Inc.                              47,800           1,527,210
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               54,600             950,586
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1,2                                   32,800             962,024
--------------------------------------------------------------------------------
United Stationers, Inc. 1                             6,900             439,806
--------------------------------------------------------------------------------
Viad Corp.                                           12,200             438,590
--------------------------------------------------------------------------------
Watson Wyatt & Co.
Holdings                                              9,500             423,225
                                                               -----------------
                                                                     15,941,339

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge &
Iron Co. NV                                          57,200    $      2,322,320
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                  30,000           1,077,000
--------------------------------------------------------------------------------
Infrasource
Services, Inc. 1                                     18,600             643,932
--------------------------------------------------------------------------------
Perini Corp. 1                                       10,000             614,100
                                                               -----------------
                                                                      4,657,352

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                  35,800           2,115,780
--------------------------------------------------------------------------------
EnerSys, Inc. 1                                      20,400             369,240
--------------------------------------------------------------------------------
GrafTech
International Ltd. 1                                 48,700             754,363
--------------------------------------------------------------------------------
Thomas & Betts
Corp. 1                                              21,300           1,316,340
--------------------------------------------------------------------------------
Woodward
Governor Co.                                          7,900             456,225
                                                               -----------------
                                                                      5,011,948

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
3M Co.                                              247,500          22,007,700
--------------------------------------------------------------------------------
General Electric Co.                              2,079,800          80,613,048
--------------------------------------------------------------------------------
Teleflex, Inc.                                       14,300           1,092,949
--------------------------------------------------------------------------------
Tredegar Corp.                                       16,300             299,268
--------------------------------------------------------------------------------
Tyco
International Ltd.                                  267,900          12,668,991
                                                               -----------------
                                                                    116,681,956

--------------------------------------------------------------------------------
MACHINERY--1.0%
Actuant Corp., Cl. A                                  7,000             426,860
--------------------------------------------------------------------------------
AGCO Corp. 1                                         27,200           1,045,296
--------------------------------------------------------------------------------
Cascade Corp.                                         5,400             366,066
--------------------------------------------------------------------------------
Caterpillar, Inc.                                   134,700          10,614,360
--------------------------------------------------------------------------------
Cummins, Inc.                                        24,300           2,884,410
--------------------------------------------------------------------------------
Eaton Corp.                                         187,800          18,250,404
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1                             10,700             421,366
--------------------------------------------------------------------------------
ITT Corp.                                            32,300           2,031,024
--------------------------------------------------------------------------------
Kaydon Corp.                                         10,300             548,063
--------------------------------------------------------------------------------
Manitowoc Co., Inc.
(The)                                                11,200             869,904
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                                7,200             446,472


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
NACCO Industries,
Inc., Cl. A                                           2,800    $        368,256
--------------------------------------------------------------------------------
Navistar
International Corp. 1                                12,000             756,000
--------------------------------------------------------------------------------
Pall Corp.                                           34,500           1,432,440
--------------------------------------------------------------------------------
Robbins & Myers, Inc.                                 8,100             427,113
--------------------------------------------------------------------------------
Toro Co. (The)                                       18,700           1,051,314
--------------------------------------------------------------------------------
Wabtec Corp.                                         14,000             571,760
                                                               -----------------
                                                                     42,511,108

--------------------------------------------------------------------------------
MARINE--0.0%
Horizon Lines, Inc.,
Cl. A                                                14,900             430,014
--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Group,
Inc. 1                                               41,300           1,060,171
--------------------------------------------------------------------------------
Con-way, Inc.                                        21,800           1,076,702
--------------------------------------------------------------------------------
Kansas City
Southern, Inc. 1,2                                   32,100           1,107,771
--------------------------------------------------------------------------------
Laidlaw
International, Inc.                                  33,200           1,128,800
                                                               -----------------
                                                                      4,373,444

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Applied Industrial
Technologies, Inc.                                   15,400             437,206
--------------------------------------------------------------------------------
TAL International
Group, Inc.                                           7,100             186,588
--------------------------------------------------------------------------------
UAP Holding Corp.                                    18,800             510,796
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                  18,200           1,589,952
                                                               -----------------
                                                                      2,724,542

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
ADTRAN, Inc.                                         17,200             448,748
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                  46,000             681,720
--------------------------------------------------------------------------------
Avaya, Inc. 1                                       116,000           1,918,640
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                             3,528,000         101,994,480
--------------------------------------------------------------------------------
CommScope, Inc. 1                                    24,200           1,317,206
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1                                              10,900             473,823

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Dycom Industries, Inc. 1                             15,300    $        427,635
--------------------------------------------------------------------------------
InterDigital, Inc. 1                                 14,500             405,275
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            686,400          20,564,544
--------------------------------------------------------------------------------
Motorola, Inc.                                      940,600          15,980,794
--------------------------------------------------------------------------------
Plantronics, Inc.                                    16,800             470,736
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                      467,000          19,450,550
                                                               -----------------
                                                                    164,134,151

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.0%
Apple, Inc. 1                                       357,400          47,091,024
--------------------------------------------------------------------------------
Dell, Inc. 1                                        780,500          21,830,585
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1                                      15,600             409,656
--------------------------------------------------------------------------------
EMC Corp. 1                                       1,108,300          20,514,633
--------------------------------------------------------------------------------
Emulex Corp. 1                                       20,800             411,840
--------------------------------------------------------------------------------
Hewlett-Packard Co.                               1,349,700          62,126,691
--------------------------------------------------------------------------------
International
Business Machines
Corp.                                               924,800         102,329,120
--------------------------------------------------------------------------------
Western Digital
Corp. 1                                              60,700           1,295,945
                                                               -----------------
                                                                    256,009,494

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent
Technologies, Inc. 1                                488,700          18,643,905
--------------------------------------------------------------------------------
Avnet, Inc. 1                                        37,400           1,416,712
--------------------------------------------------------------------------------
Checkpoint
Systems, Inc. 1                                      14,200             327,594
--------------------------------------------------------------------------------
Dolby Laboratories,
Inc., Cl. A 1                                        29,300             974,518
--------------------------------------------------------------------------------
Insight Enterprises,
Inc. 1                                               20,400             460,224
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                13,400           1,275,144
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1                                  6,500             422,955
--------------------------------------------------------------------------------
Technitrol, Inc.                                     16,500             429,000
--------------------------------------------------------------------------------
Tektronix, Inc.                                      32,600           1,070,910
--------------------------------------------------------------------------------
Tyco Electronics Ltd. 1                             178,800           6,404,616
                                                               -----------------
                                                                     31,425,578


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
CMGI, Inc. 1                                        201,000    $        317,580
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                76,200          38,862,000
--------------------------------------------------------------------------------
j2 Global
Communications, Inc. 1                               13,200             430,848
--------------------------------------------------------------------------------
United Online, Inc.                                  67,100             947,452
                                                               -----------------
                                                                     40,557,880

--------------------------------------------------------------------------------
IT SERVICES--2.7%
Accenture Ltd., Cl. A                               513,900          21,650,607
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                      21,000           1,612,800
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                    465,800          21,622,436
--------------------------------------------------------------------------------
Broadridge Financial
Solutions, Inc.                                      59,000           1,037,810
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                              32,400           1,804,032
--------------------------------------------------------------------------------
Convergys Corp. 1                                    83,700           1,594,485
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                17,500             437,850
--------------------------------------------------------------------------------
Electronic Data
Systems Corp.                                       757,500          20,444,925
--------------------------------------------------------------------------------
First Data Corp.                                    906,200          28,808,098
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                       38,100           1,882,902
--------------------------------------------------------------------------------
Heartland Payment
Systems, Inc. 2                                      14,400             446,832
--------------------------------------------------------------------------------
ManTech
International Corp. 1                                13,900             453,974
--------------------------------------------------------------------------------
MasterCard, Inc.,
Cl. A 2                                              46,500           7,477,200
--------------------------------------------------------------------------------
Maximus, Inc.                                        10,500             438,795
--------------------------------------------------------------------------------
Perot Systems Corp.,
Cl. A 1                                              25,900             394,198
--------------------------------------------------------------------------------
Sapient Corp. 1                                      58,800             419,244
--------------------------------------------------------------------------------
Syntel, Inc.                                         13,900             500,539
--------------------------------------------------------------------------------
Total System
Services, Inc. 2                                     33,300             936,729
--------------------------------------------------------------------------------
Western Union Co.                                    62,600           1,248,870
                                                               -----------------
                                                                    113,212,326

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 1                                     1,030,700          17,996,022

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Advanced Energy
Industries, Inc. 1                                   23,300    $        412,643
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                41,600             428,896
--------------------------------------------------------------------------------
Amkor
Technology, Inc. 1                                   74,400             919,584
--------------------------------------------------------------------------------
Analog Devices, Inc.                                292,900          10,383,305
--------------------------------------------------------------------------------
Applied
Materials, Inc.                                     779,600          17,182,384
--------------------------------------------------------------------------------
Atheros
Communications,
Inc. 1,2                                             15,000             418,200
--------------------------------------------------------------------------------
ATMI, Inc. 1                                         14,400             417,312
--------------------------------------------------------------------------------
Brooks Automation,
Inc. 1                                               26,200             460,334
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1                                              11,700             498,771
--------------------------------------------------------------------------------
Cymer, Inc. 1                                        14,300             611,325
--------------------------------------------------------------------------------
Entegris, Inc. 1                                     40,700             438,746
--------------------------------------------------------------------------------
FEI Co. 1                                            15,000             430,200
--------------------------------------------------------------------------------
Intel Corp.                                         205,300           4,849,186
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                     31,900           1,811,601
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 29,100           1,683,144
--------------------------------------------------------------------------------
Micrel, Inc.                                         66,900             692,415
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1                              19,300             438,110
--------------------------------------------------------------------------------
National
Semiconductor Corp.                                  61,900           1,608,781
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                             40,300           1,149,356
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                       30,100           1,377,376
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                             105,900           1,251,738
--------------------------------------------------------------------------------
Semtech Corp. 1                                      26,100             424,125
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     71,000           1,113,990
--------------------------------------------------------------------------------
Texas Instruments,
Inc.                                                490,000          17,243,100
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment
Associates, Inc. 1                                   38,100           1,790,700
--------------------------------------------------------------------------------
Verigy Ltd. 1                                        37,373             914,144
--------------------------------------------------------------------------------
Xilinx, Inc.                                         62,000           1,550,000
                                                               -----------------
                                                                     70,499,466


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--4.3%
Adobe Systems, Inc. 1                               345,300    $     13,912,137
--------------------------------------------------------------------------------
Aspen Technology,
Inc. 1                                               34,600             429,040
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                     39,000           1,652,430
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 58,000           1,665,760
--------------------------------------------------------------------------------
Cognos, Inc. 1                                       21,400             858,568
--------------------------------------------------------------------------------
Compuware Corp. 1                                   201,000           1,875,330
--------------------------------------------------------------------------------
Henry (Jack) &
Associates, Inc.                                     42,800           1,028,056
--------------------------------------------------------------------------------
Informatica Corp. 1                                  30,000             418,200
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       38,200           1,369,852
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                               19,000           1,012,320
--------------------------------------------------------------------------------
Microsoft Corp.                                   4,470,646         129,604,028
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                                               5,800             424,038
--------------------------------------------------------------------------------
Oracle Corp. 1                                    1,327,300          25,377,976
--------------------------------------------------------------------------------
Sybase, Inc. 1                                       38,200             906,104
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     59,400           1,452,924
--------------------------------------------------------------------------------
The9 Ltd., ADR 1                                     13,600             666,400
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                               50,100             407,313
--------------------------------------------------------------------------------
Vasco Data Security
International, Inc. 1                                18,700             494,989
                                                               -----------------
                                                                    183,555,465

--------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Air Products &
Chemicals, Inc.                                      31,400           2,712,018
--------------------------------------------------------------------------------
Cabot Corp.                                          24,600             993,348
--------------------------------------------------------------------------------
Celanese Corp.,
Series A                                             34,700           1,301,250
--------------------------------------------------------------------------------
CF Industries
Holdings, Inc.                                       26,700           1,534,716
--------------------------------------------------------------------------------
Dow Chemical Co.
(The)                                               400,200          17,400,696
--------------------------------------------------------------------------------
Ferro Corp.                                          20,300             453,705
--------------------------------------------------------------------------------
Hercules, Inc. 1                                     92,800           1,926,528
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 24,400           1,528,904
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                49,100           2,204,590
--------------------------------------------------------------------------------
Nalco Holding Co.                                    48,900           1,126,656

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Olin Corp.                                           20,500    $        427,835
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 86,300           6,582,101
--------------------------------------------------------------------------------
Rockwood
Holdings, Inc. 1                                     26,600             920,094
--------------------------------------------------------------------------------
Valhi, Inc. 2                                        11,200             183,792
                                                               -----------------
                                                                     39,296,233

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1                               35,500           1,419,290
--------------------------------------------------------------------------------
Packaging Corp. of
America                                              15,700             400,664
--------------------------------------------------------------------------------
Pactiv Corp. 1                                       47,400           1,498,314
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                 14,500             445,440
--------------------------------------------------------------------------------
Sonoco Products Co.                                  31,100           1,140,437
                                                               -----------------
                                                                      4,904,145

--------------------------------------------------------------------------------
METALS & MINING--1.2%
Century
Aluminum Co. 1                                       18,100             932,874
--------------------------------------------------------------------------------
Chaparral Steel Co.                                  35,000           2,941,400
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                             18,000           1,246,860
--------------------------------------------------------------------------------
Hecla Mining Co. 1                                   54,300             426,255
--------------------------------------------------------------------------------
Metal Management,
Inc.                                                 10,100             424,301
--------------------------------------------------------------------------------
Nucor Corp.                                         261,500          13,127,300
--------------------------------------------------------------------------------
Quanex Corp.                                          8,800             396,528
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                      8,800             476,872
--------------------------------------------------------------------------------
Southern Copper
Corp. 2                                              89,500          10,087,545
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 36,200           1,517,866
--------------------------------------------------------------------------------
United States Steel
Corp.                                               174,835          17,184,532
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                     20,700             428,490
                                                               -----------------
                                                                     49,190,823

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
International
Paper Co.                                           430,300          15,951,221


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                          483,205    $     18,922,308
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     49,900           2,288,913
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                             102,800             530,448
--------------------------------------------------------------------------------
Citizens
Communications Co.                                   95,900           1,383,837
--------------------------------------------------------------------------------
Embarq Corp.                                         33,561           2,073,734
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                17,500             469,000
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1                                     36,500             424,860
--------------------------------------------------------------------------------
Qwest
Communications
International, Inc. 1                             2,009,000          17,136,770
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                              1,001,800          42,696,716
                                                               -----------------
                                                                     85,926,586

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alltel Corp.                                        176,100          11,613,795
--------------------------------------------------------------------------------
Sprint Nextel Corp.                               1,827,026          37,508,844
--------------------------------------------------------------------------------
Syniverse Holdings,
Inc. 1                                               33,800             454,610
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                        31,100           2,065,040
                                                               -----------------
                                                                     51,642,289

--------------------------------------------------------------------------------
UTILITIES--2.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
American Electric
Power Co., Inc.                                      85,600           3,722,744
--------------------------------------------------------------------------------
Duke Energy Corp.                                   798,800          13,603,564
--------------------------------------------------------------------------------
Edison
International, Inc.                                 227,100          12,011,319
--------------------------------------------------------------------------------
El Paso Electric Co. 1                               17,900             416,533
--------------------------------------------------------------------------------
Entergy Corp.                                        35,400           3,538,584
--------------------------------------------------------------------------------
Exelon Corp.                                         57,700           4,047,655
--------------------------------------------------------------------------------
FirstEnergy Corp.                                   105,700           6,421,275
--------------------------------------------------------------------------------
Northeast Utilities Co.                              44,500           1,216,630
--------------------------------------------------------------------------------
Otter Tail Corp. 2                                   13,100             385,926

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Portland General
Electric Co.                                         16,000    $        430,560
--------------------------------------------------------------------------------
Progress Energy, Inc.                               183,800           8,024,708
                                                               -----------------
                                                                     53,819,498

--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro
Developers, Inc. 1                                  215,000           1,227,362
--------------------------------------------------------------------------------
Constellation Energy
Group, Inc.                                          54,200           4,541,960
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   48,000           1,850,400
                                                               -----------------
                                                                      7,619,722

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Atmos Energy Corp.                                   36,400           1,021,748
--------------------------------------------------------------------------------
New Jersey
Resources Corp.                                       9,200             432,400
--------------------------------------------------------------------------------
Northwest
Natural Gas Co.                                      10,200             425,034
--------------------------------------------------------------------------------
ONEOK, Inc.                                          31,400           1,593,550
--------------------------------------------------------------------------------
UGI Corp.                                            42,300           1,091,763
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                   14,200             425,148
                                                               -----------------
                                                                      4,989,643

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Ameren Corp.                                         34,800           1,669,704
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc.                                         77,100           1,270,608
--------------------------------------------------------------------------------
DTE Energy Co.                                       33,100           1,535,178
--------------------------------------------------------------------------------
PG&E Corp.                                          321,900          13,780,539
--------------------------------------------------------------------------------
Sempra Energy                                       207,500          10,939,400
--------------------------------------------------------------------------------
Vectren Corp.                                        16,200             404,513
                                                               -----------------
                                                                     29,599,942

Total Common Stocks
(Cost $3,702,706,954)                                             4,225,908,842

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.28% 4,5
(Cost $43,273,511)                               43,273,511          43,273,511


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $3,745,980,465)                                          $  4,269,182,353

                                                  PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.8% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
Undivided interest of 0.16% in joint repurchase
agreement (Principal Amount/Value $3,150,000,000
with a maturity value of $3,150,473,813) with
Barclays Capital, 5.415%, dated 7/31/07, to
be repurchased at $5,000,752 on 8/1/07,
collateralized by Private Label CMOs,
0%, 11/12/16-2/25/48,
with a value of
$3,307,500,000                                  $ 5,000,000           5,000,000
--------------------------------------------------------------------------------
Undivided interest of 0.47% in joint repurchase
agreement (Principal Amount/Value $3,500,000,000,
with a maturity value of $3,500,524,514) with
Bank of America NA, 5.395%, dated 7/31/07,
to be repurchased at $16,455,493 on
8/1/07, collateralized by U.S. Agency
Mortgages, 5%, 5/1/35-7/1/35,
with a value of
$3,570,000,000                                   16,453,027          16,453,027

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 0.98% in joint repurchase
agreement (Principal Amount/Value $1,020,000,000,
with a maturity value of $1,020,153,708) with
Nomura Securities, 5.425%, dated 7/31/07,
to be repurchased at $10,001,507 on
8/1/07, collateralized by Private Label
CMOs, 0%, 11/25/21-6/12/47,
with a value of
$1,071,000,000                                  $10,000,000    $     10,000,000
                                                               -----------------

Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $31,453,027)                                            31,453,027

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,777,433,492)                                 101.4%      4,300,635,380
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                           (1.4)        (59,030,837)
                                                --------------------------------
NET ASSETS                                            100.0%   $  4,241,604,543
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2007 was $375,876, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

4. Rate shown is the 7-day yield as of July 31, 2007.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES         GROSS         GROSS          SHARES
                                                     JULY 31, 2006     ADDITIONS    REDUCTIONS   JULY 31, 2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              --   886,148,341   842,874,830      43,273,511

                                                                                         VALUE        DIVIDEND
                                                                                    SEE NOTE 1          INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $43,273,511      $1,386,983

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,734,159,981)                                               $  4,257,361,869
Affiliated companies (cost $43,273,511)                                                          43,273,511
                                                                                           -----------------
                                                                                              4,300,635,380
------------------------------------------------------------------------------------------------------------
Cash                                                                                              1,580,312
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 99,602,596
Shares of beneficial interest sold                                                                8,123,232
Interest and dividends                                                                            3,130,521
Other                                                                                                29,051
                                                                                           -----------------
Total assets                                                                                  4,413,101,092

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       31,453,027
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           132,393,085
Shares of beneficial interest redeemed                                                            5,846,835
Distribution and service plan fees                                                                  858,578
Transfer and shareholder servicing agent fees                                                       606,784
Shareholder communications                                                                          266,058
Trustees' compensation                                                                                6,419
Other                                                                                                65,763
                                                                                           -----------------
Total liabilities                                                                               171,496,549

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $  4,241,604,543
                                                                                           =================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $        279,207
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    3,476,133,670
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                15,774,642
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  226,215,136
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                   523,201,888
                                                                                           -----------------
NET ASSETS                                                                                 $  4,241,604,543
                                                                                           =================


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,566,677,352
and 167,159,721 shares of beneficial interest outstanding)                                           $15.35
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $16.29
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $510,880,729 and 34,738,746 shares of
beneficial interest outstanding)                                                                     $14.71
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $680,871,288 and 46,052,322 shares of
beneficial interest outstanding)                                                                     $14.78
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $141,252,932 and 9,343,355 shares of
beneficial interest outstanding)                                                                     $15.12
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$341,922,242 and 21,912,817 shares of beneficial interest outstanding)                               $15.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $27,454)                       $     75,855,247
Affiliated companies                                                                              1,386,983
------------------------------------------------------------------------------------------------------------
Interest                                                                                            718,478
------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                              495,729
------------------------------------------------------------------------------------------------------------
Other income                                                                                         44,136
                                                                                           -----------------
Total investment income                                                                          78,500,573

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                  26,294,125
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           6,677,523
Class B                                                                                           5,249,021
Class C                                                                                           6,411,781
Class N                                                                                             617,989
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           4,545,615
Class B                                                                                           1,137,818
Class C                                                                                           1,012,436
Class N                                                                                             314,384
Class Y                                                                                             133,230
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             345,236
Class B                                                                                             133,521
Class C                                                                                              84,641
Class N                                                                                              10,135
Class Y                                                                                               2,342
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               65,870
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          24,943
------------------------------------------------------------------------------------------------------------
Administration service fees                                                                           1,500
------------------------------------------------------------------------------------------------------------
Other                                                                                               210,790
                                                                                           -----------------
Total expenses                                                                                   53,272,900
Less reduction to custodian expenses                                                                   (450)
Less waivers and reimbursements of expenses                                                         (26,498)
                                                                                           -----------------
Net expenses                                                                                     53,245,952

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            25,254,621


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                $    348,471,271
Foreign currency transactions                                                                     1,305,373
                                                                                           -----------------
Net realized gain                                                                               349,776,644
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                     188,514,787
Translation of assets and liabilities denominated in foreign currencies                          (1,355,389)
                                                                                           -----------------
Net change in unrealized appreciation                                                           187,159,398

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $    562,190,663
                                                                                           =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                       2007              2006
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                          $    25,254,621   $    14,060,866
-------------------------------------------------------------------------------------------------
Net realized gain                                                  349,776,644       187,010,599
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              187,159,398        11,812,644
                                                               ----------------------------------
Net increase in net assets resulting from operations               562,190,663       212,884,109

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (15,611,867)      (10,637,707)
Class B                                                                     --                --
Class C                                                                     --                --
Class N                                                               (371,142)         (132,814)
Class Y                                                             (2,046,080)         (560,500)
                                                               ----------------------------------
                                                                   (18,029,089)      (11,331,021)

-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           (119,664,284)      (67,064,022)
Class B                                                            (23,602,300)      (15,360,581)
Class C                                                            (28,105,581)      (16,219,982)
Class N                                                             (5,070,143)       (2,237,212)
Class Y                                                             (9,896,262)       (2,290,379)
                                                               ----------------------------------
                                                                  (186,338,570)     (103,172,176)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             50,288,663       373,976,885
Class B                                                            (12,981,168)       31,524,508
Class C                                                             89,231,682        77,090,387
Class N                                                             41,153,724        29,774,958
Class Y                                                            173,040,825       102,803,865
                                                               ----------------------------------
                                                                   340,733,726       615,170,603

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                     698,556,730       713,551,515
-------------------------------------------------------------------------------------------------
Beginning of period                                              3,543,047,813     2,829,496,298
                                                               ----------------------------------
End of period (including accumulated net investment income
of $15,774,642 and $8,606,259, respectively)                   $ 4,241,604,543   $ 3,543,047,813
                                                               ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                          2007                2006            2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     14.04         $     13.58     $     12.69     $     10.70       $    9.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .12 1               .09 1           .12 1          (.02)           (.01)
Net realized and unrealized gain                         1.94                 .91            1.86            2.01            1.43
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.06                1.00            1.98            1.99            1.42
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.09)               (.07)           (.08)             --              --
Distributions from net realized gain                     (.66)               (.47)          (1.01)             --              --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.75)               (.54)          (1.09)             --              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     15.35         $     14.04     $     13.58     $     12.69       $   10.70
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.87%               7.51%          16.16%          18.60%          15.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 2,566,678         $ 2,284,257     $ 1,844,002     $ 1,213,822       $ 501,277
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 2,691,156         $ 2,044,335     $ 1,490,786     $   892,462       $ 362,221
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.80%               0.68%           0.90%           0.11%          (0.02)%
Total expenses                                           1.06% 4,5,6         1.08% 4         1.11% 4         1.17% 4,7       1.23% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%                107%            107%            134%            165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

         Year Ended July 31, 2007     1.06%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS B     YEAR ENDED JULY 31,                          2007           2006          2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.50      $   13.11     $   12.31    $   10.47    $    9.15
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               -- 1,2       (.02) 1        .01 1       (.07)        (.07)
Net realized and unrealized gain                         1.87            .88          1.80         1.91         1.39
                                                    ------------------------------------------------------------------
Total from investment operations                         1.87            .86          1.81         1.84         1.32
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --             --            --           --           --
Distributions from net realized gain                     (.66)          (.47)        (1.01)          --           --
                                                    ----------------------------------------------------- ------------
Total dividends and/or distributions
to shareholders                                          (.66)          (.47)        (1.01)          --           --
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $   14.71      $   13.50     $   13.11    $   12.31    $   10.47
                                                    ==================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      14.03%          6.64%        15.17%       17.57%       14.43%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 510,881      $ 479,198     $ 434,456    $ 366,608    $ 237,002
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 525,389      $ 455,267     $ 403,468    $ 321,870    $ 187,066
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            (0.01)%        (0.15)%        0.06%       (0.76)%      (0.85)%
Total expenses                                           1.87% 5        1.91%         1.95%        2.01%        2.12%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.87%          1.91%         1.95%        2.01%        2.07%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%           107%          107%         134%         165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

         Year Ended July 31, 2007     1.87%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                            2007               2006           2005           2004             2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    13.56         $    13.16     $    12.34     $    10.48       $     9.15
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .01 1             (.01) 1         .02 1         (.05)            (.06)
Net realized and unrealized gain                           1.87                .88           1.81           1.91             1.39
                                                     -------------------------------------------------------------------------------
Total from investment operations                           1.88                .87           1.83           1.86             1.33
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --                 --             --             --               --
Distributions from net realized gain                       (.66)              (.47)         (1.01)            --               --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.66)              (.47)         (1.01)            --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    14.78         $    13.56     $    13.16     $    12.34       $    10.48
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        14.04%              6.69%         15.30%         17.75%           14.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  680,871         $  539,720     $  448,492     $  348,928       $  198,180
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  641,709         $  489,988     $  404,242     $  289,046       $  159,105
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.05%             (0.07)%         0.16%         (0.63)%          (0.73)%
Total expenses                                             1.80% 4,5,6        1.83% 4        1.85% 4        1.89% 4,7        1.95% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     123%               107%           107%           134%             165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended July 31, 2007     1.80%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS N     YEAR ENDED JULY 31,                            2007          2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    13.84     $   13.40    $   12.56    $   10.62    $    9.23
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .07 1         .04 1        .06 1       (.04)        (.03)
Net realized and unrealized gain                           1.92           .90         1.84         1.98         1.42
                                                     -----------------------------------------------------------------
Total from investment operations                           1.99           .94         1.90         1.94         1.39
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.05)         (.03)        (.05)          --           --
Distributions from net realized gain                       (.66)         (.47)       (1.01)          --           --
                                                     -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.71)         (.50)       (1.06)          --           --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    15.12     $   13.84    $   13.40    $   12.56    $   10.62
                                                     =================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        14.57%         7.09%       15.62%       18.27%       15.06%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  141,253     $  90,293    $  58,243    $  33,665    $  13,369
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  123,744     $  73,232    $  46,600    $  22,846    $   8,524
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.45%         0.30%        0.46%       (0.28)%      (0.30)%
Total expenses                                             1.39% 4       1.45%        1.54%        1.62%        1.49%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.39%         1.45%        1.53%        1.54%        1.49%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     123%          107%         107%         134%         165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Year Ended July 31, 2007     1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JULY 31,                                2007             2006          2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    14.25       $    13.76     $   12.86     $  10.79     $   9.31
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .18 1            .14 1         .15 1        .05          .02
Net realized and unrealized gain                               1.97              .93          1.89         2.02         1.46
                                                         ----------------------------------------------------------------------
Total from investment operations                               2.15             1.07          2.04         2.07         1.48
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.14)            (.11)         (.13)          --           --
Distributions from net realized gain                           (.66)            (.47)        (1.01)          --           --
                                                         ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                (.80)            (.58)        (1.14)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    15.60       $    14.25     $   13.76     $  12.86     $  10.79
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            15.31%            7.94%        16.43%       19.18%       15.90%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $  341,922       $  149,580     $  44,303     $  6,589     $  4,428
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $  262,277       $   90,378     $  27,864     $  5,921     $  3,102
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          1.14%            1.01%         1.14%        0.57%        0.44%
Total expenses                                                 0.68% 4,5        0.72% 5       0.82% 5      0.67% 5      0.77% 5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         123%             107%          107%         134%         165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended July 31, 2007     0.68%

5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED            UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT               LONG-TERM                 LOSS   FOR FEDERAL INCOME
INCOME                            GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
--------------------------------------------------------------------------------
$ 132,515,502            $ 122,006,299              $ 4,374        $ 510,635,004

1. The Fund had $4,374 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2007. Net assets of the Fund were unaffected by the reclassifications.


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                REDUCTION TO        REDUCTION TO
                                                 ACCUMULATED     ACCUMULATED NET
INCREASE TO                                   NET INVESTMENT       REALIZED GAIN
PAID-IN CAPITAL                                       INCOME    ON INVESTMENTS 4
--------------------------------------------------------------------------------
$42,224,911                                  $        57,149       $  42,167,762

4. $42,224,910, including $24,696,501 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                                  YEAR ENDED          YEAR ENDED
                                               JULY 31, 2007       JULY 31, 2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $   113,941,721       $  52,090,254
Long-term capital gain                            90,425,938          62,412,943
                                             -----------------------------------
Total                                        $   204,367,659       $ 114,503,197
                                             ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities               $ 3,790,000,376
                                             ===============
Gross unrealized appreciation                $   591,006,710
Gross unrealized depreciation                    (80,371,706)
                                             ---------------
Net unrealized appreciation                  $   510,635,004
                                             ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED JULY 31, 2007         YEAR ENDED JULY 31, 2006
                                             SHARES             AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                                     67,834,856    $ 1,016,927,358     62,869,272     $ 873,080,913
Dividends and/or
distributions reinvested                  8,352,096        122,608,749      5,159,682        70,068,382
Redeemed                                (71,775,981)    (1,089,247,444)   (41,110,606)     (569,172,410)
                                        ----------------------------------------------------------------
Net increase                              4,410,971    $    50,288,663     26,918,348     $ 373,976,885
                                        ================================================================

--------------------------------------------------------------------------------------------------------
CLASS B
Sold                                      6,960,228    $    99,743,192      8,780,545     $ 117,691,080
Dividends and/or
distributions reinvested                  1,567,120         22,143,398      1,095,487        14,383,831
Redeemed                                 (9,286,714)      (134,867,758)    (7,511,524)     (100,550,403)
                                        ----------------------------------------------------------------
Net increase (decrease)                    (759,366)   $   (12,981,168)     2,364,508     $  31,524,508
                                        ================================================================

--------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     11,601,424    $   168,357,535     11,513,308     $ 154,857,515
Dividends and/or
distributions reinvested                  1,782,890         25,317,039      1,109,776        14,626,844
Redeemed                                 (7,136,888)      (104,442,892)    (6,904,619)      (92,393,972)
                                        ----------------------------------------------------------------
Net increase                              6,247,426    $    89,231,682      5,718,465     $  77,090,387
                                        ================================================================

--------------------------------------------------------------------------------------------------------
CLASS N
Sold                                      4,764,730    $    70,547,026      3,562,111     $  48,776,400
Dividends and/or
distributions reinvested                    350,116          5,069,683        168,140         2,256,437
Redeemed                                 (2,295,339)       (34,462,985)    (1,553,253)      (21,257,879)
                                        ----------------------------------------------------------------
Net increase                              2,819,507    $    41,153,724      2,176,998     $  29,774,958
                                        ================================================================

--------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     12,174,806    $   185,199,803      7,545,296     $ 106,647,019
Dividends and/or
distributions reinvested                    801,871         11,931,845        207,332         2,850,821
Redeemed                                 (1,563,298)       (24,090,823)      (471,958)       (6,693,975)
                                        ----------------------------------------------------------------
Net increase                             11,413,379    $   173,040,825      7,280,670     $ 102,803,865
                                        ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended July 31, 2007, were as follows:

                                           PURCHASES             SALES
         -------------------------------------------------------------
         Investment securities       $ 5,319,299,728   $ 5,119,064,704


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      -----------------------------------
                      Up to $200 million            0.75%
                      Next $200 million             0.72
                      Next $200 million             0.69
                      Next $200 million             0.66
                      Next $4.2 billion             0.60
                      Over $5 billion               0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $7,121,898 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $4,316,589, $6,351,116 and $1,624,207, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A          CLASS B          CLASS C          CLASS N
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                           FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                       SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                         RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
July 31, 2007            $ 1,696,428         $ 30,270        $ 685,121         $ 47,908          $ 7,470

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended July 31, 2007, the Manager waived $26,498 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of July 31, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                        ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                       DATE        COST     JULY 31, 2007   DEPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.          11/14/04   $ 463,330         $ 375,876       $ 87,454

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2007, the Fund had on loan securities valued at $30,299,459, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $31,453,027 was received for the loans, all of which was received in cash and subsequently invested in approved investments.


                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund (the "Fund"), including the statement of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
September 13, 2007


                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.3191 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 12, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2007 which are not designated as capital gain distributions should be multiplied by 37.79% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $73,570,199 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2007, $230,612 or 1.279% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $169,610,023 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEENEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company
Chairman of the Board             (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso
of Trustees (since 2003),         Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman,
Trustee (since 2000)              Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas
Age: 70                           drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991);
                                  Former Director, The Lynde and Harry Bradley Foundation, Inc. (nonprofit organization)
                                  (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                  Storage Technology Corporation (computer equipment company) (1991-2003) and International Family
                                  Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                  Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999); President, Treasurer
Trustee (since 1999)              and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and
Age: 70                           Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc.
                                  (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-May 2006);
Trustee (since 1999)              Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
Age: 69                           Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-
                                  June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1999)              Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 65                           (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1999)              several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 66                           (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.


                  56 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization) (since February
Trustee (since 2002)              2000); Board Member of Middlebury College (educational organization) (since December 2005);
Age: 60                           Director of The California Endowment (philanthropic organization) (since April 2002); Director
                                  (February 2002-2005) and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                  Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                  Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February
                                  1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001)
                                  and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual
                                  Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                  (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                  Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University
Trustee (since 2002)              (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 63                           Steele Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLift
                                  (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                  Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2000)              (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of
Age: 65                           Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds
                                  (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly
                                  SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                  Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2001)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 58                           Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer


                  57 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
Continued                         Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                  Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                  Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                  November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                  (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                  Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                  2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                  (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                  Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102
                                  portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MONOYIOS, ZAVANELLI,
THE FUND                          ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                  YORK 10281-1008, FOR MESSRS. VANDEHEY, PETERSEN, SZILAGYI, WIXTED AND MS. IVES, 6803 S. TUCSON
                                  WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,             Senior Vice President of the Manager (since October 2003); a Charted Financial Analyst. Formerly
Vice President and Portfolio      Vice President of the Manager (April 1998-September 2003). An officer of 6 portfolios in the
Manager (since 2003)              OppenheimerFunds complex.
Age: 58

MARK ZAVANELLI,                   Vice President of the Manager (since November 2000); a Chartered Financial Analyst; prior to
Vice President and Portfolio      joining the Manager in May 1998, President of Waterside Capital Management, a registered
Manager (since 1999)              investment advisor (August 1995-April 1998). An officer of 3 portfolios in the OppenheimerFunds
Age: 36                           complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Vice President and Chief          Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
Compliance Officer                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and Director of
Age: 57                           Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 47                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by


                  58 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BRIAN W. WIXTED,                  the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust
Continued                         company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC
                                  (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                  Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2001)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43


                  59 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  60 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $26,100 in fiscal 2007 and $33,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fee in fiscal 2007 and $8,085 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $2,625 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include Compliance review, professional services for 22c-2 program and evaluation of amended director's retirement plan.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $10,710 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007